FAIR VALUE MEASUREMENTS - Schedule of Assets and Liabilities on Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Public common stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Common stock warrants	$ 18,666
Private common stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Common stock warrants	8,855
Level 1 | Public common stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Common stock warrants	18,666
Level 1 | Private common stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Common stock warrants	0
Level 2 | Public common stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Common stock warrants	0
Level 2 | Private common stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Common stock warrants	8,855
Level 3 | Public common stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Common stock warrants	0
Level 3 | Private common stock warrants
Liabilities, Fair Value Disclosure [Abstract]
Common stock warrants	0
Fair Value, Recurring
Assets, Fair Value Disclosure [Abstract]
Total assets	238,022	$ 3,372
Liabilities, Fair Value Disclosure [Abstract]
Earnout warrant liabilities	1,476
Derivative liabilities		22,911
Warrant liabilities		3,329
Total liabilities	28,997	26,240
Fair Value, Recurring | Money market funds
Assets, Fair Value Disclosure [Abstract]
Cash equivalents and restricted cash:	237,897	3,046
Fair Value, Recurring | Certificate of deposit
Assets, Fair Value Disclosure [Abstract]
Cash equivalents and restricted cash:	125	326
Fair Value, Recurring | Level 1
Assets, Fair Value Disclosure [Abstract]
Total assets	237,897	3,046
Liabilities, Fair Value Disclosure [Abstract]
Earnout warrant liabilities	0
Derivative liabilities		0
Warrant liabilities		0
Total liabilities	18,666	0
Fair Value, Recurring | Level 1 | Money market funds
Assets, Fair Value Disclosure [Abstract]
Cash equivalents and restricted cash:	237,897	3,046
Fair Value, Recurring | Level 1 | Certificate of deposit
Assets, Fair Value Disclosure [Abstract]
Cash equivalents and restricted cash:	0	0
Fair Value, Recurring | Level 2
Assets, Fair Value Disclosure [Abstract]
Total assets	125	326
Liabilities, Fair Value Disclosure [Abstract]
Earnout warrant liabilities	1,476
Derivative liabilities		0
Warrant liabilities		0
Total liabilities	10,331	0
Fair Value, Recurring | Level 2 | Money market funds
Assets, Fair Value Disclosure [Abstract]
Cash equivalents and restricted cash:	0	0
Fair Value, Recurring | Level 2 | Certificate of deposit
Assets, Fair Value Disclosure [Abstract]
Cash equivalents and restricted cash:	125	326
Fair Value, Recurring | Level 3
Assets, Fair Value Disclosure [Abstract]
Total assets	0	0
Liabilities, Fair Value Disclosure [Abstract]
Earnout warrant liabilities	0
Derivative liabilities		22,911
Warrant liabilities		3,329
Total liabilities	0	26,240
Fair Value, Recurring | Level 3 | Money market funds
Assets, Fair Value Disclosure [Abstract]
Cash equivalents and restricted cash:	0	0
Fair Value, Recurring | Level 3 | Certificate of deposit
Assets, Fair Value Disclosure [Abstract]
Cash equivalents and restricted cash:	$ 0	$ 0